Other Comprehensive Income (Loss) - Accumulated other comprehensive income (loss) in the equity section of the Company Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Statement of Other Comprehensive Income [Abstract]
Foreign currency translation adjustment	$ 3,863	$ 2,388	$ (925)
Unrealized gain on investments			27
Accumulated other comprehensive income (loss)	$ 3,863	$ 2,388	$ (898)